Dividends	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Dividends	15. Dividends The following dividends were declared (in thousands):
	As of March 31,
	2023	2024
Dividends declared	$5,207	$5,329